Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Other Operating Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Profit or loss [abstract]
Fair value loss on quoted equity securities	¥ 1,196	$ 185		¥ 3,433
Fair value loss on foreign exchange forward contract			¥ 5,529
Loss on disposal of property, plant and equipment	4,183	646	645
Provision for onerous contract	13,639	2,108
Others	2,304	356	2,501	9,030
Other operating expenses	¥ 21,322	$ 3,295	¥ 8,675	¥ 12,463